ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2021
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS as adopted by the IASB.

The preparation of Financial Statements at a certain date requires Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 2.

These consolidated financial statements as of December 31, 2021, were approved by resolution of the Board of Directors' meeting held on April 26, 2022.

Going concern

The consolidated financial statements as of December 31, 2021, 2020 and 2019 have been prepared on a going concern basis as there is a reasonable expectation that the Group will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months from the end of the reporting period).

Measuring Unit - IAS 29 (Financial reporting in hyperinflationary economies)

The Consolidated Financial Statements of the Entity are expressed in Argentine pesos which is the functional currency.

IAS 29 establishes the conditions under which an entity shall restate its financial statements if it is located in an economic environment considered hyperinflationary. This Standard requires that the financial statements of an entity that reports in the currency of a highly inflationary economy shall be stated in terms of the measuring unit current at the closing date of the latest reporting period, regardless of whether they are based on a historical cost approach or a current cost approach. To this end, in general terms, the inflation rate must be computed in the non-monetary items as from the acquisition date or the revaluation date, as applicable. These requirements also comprise the comparative information of the financial statements.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

It is important to highlight that the three-year accumulated inflation rate as of December 31, 2021 reached 216.1. Consequently, the Company has restated its consolidated financial statements in the terms of IAS 29 for the year ended December 31, 2021.

The Group determined to use the Internal Wholesale Price Index (IWPI) to restate balances and transactions until the year 2016, for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires was used, due to the fact that during those two months there were no IWPI measurements at national level. Then, from January 2017 omwards, the Group used the National Consumer Price Index (National CPI). The tables below show the evolution of these indexes in the last three years and as of December 31, 2021 according to official statistics (INDEC):

	As of December 31,
	2019	2020	2021
Variation in Prices
Annual	53.8%	36.1%	50.9%
Accumulated 3 years	183.4%	209.2%	216.1%

As a consequence of the aforementioned, these Consolidated Financial Statements as of December 31, 2021 were restated in accordance with the provisions of IAS 29.

Restatement of the Financial Position

The Group restated all the non-monetary items in order to reflect the impact of inflation in terms of the measuring unit current as of December 31, 2021. Consequently, the main items restated were Property, Plant and Equipment, Intangible assets, Goodwill, Inventories and Equity. Each item must be restated since the date of the initial recognition in the Group's accounts or since the date of the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2021.

Comparative figures must also be presented in the measuring unit current as of December 31, 2021. Therefore, comparative figures for the previous reporting periods have been restated by applying a general price index, so that the resulting comparative financial statements are presented in terms of the current unit of measurement as of the closing date of the reporting period.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items shall be restated from the dates when the items of income and expense were originally recorded. To this end, the Group applied the variations in a consumer price index.

The effect of inflation on the monetary position is included in the Income Statement under Results from exposure to changes in the purchasing power of money.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date of the Statement of Financial Position. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The loss arising from the restatement has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Restatement of the Statement of Changes in Shareholder’s Equity

All components of the Statement of Changes in Shareholder’s Equity must be restated from the dates on which the items were contributed or otherwise arose.

Change in accounting policies and new accounting standards

The following are changes that were made effective over the course of the quarter ended on December 31, 2021:

(a)	Amendment to IFRS 16 “Leases” – COVID-19 – Rent Concessions

Rent concessions have been, or are expected to be, provided to lessees as a result of the COVID-19 pandemic. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments for a period of time, sometimes followed by increased rent payments in future periods. IFRS 16 contains requirements that apply to such rent concessions. The IASB has noted, however, that applying those requirements to a potentially large volume of rent concessions related to COVID-19 could be complex – particularly in the light of the many other challenges that stakeholders face during the pandemic.

As a result, the IASB has provided lessees (but not lessors) with relief in the form of an optional exemption from assessing whether a rent concession related to COVID-19 is a lease modification. Lessees can elect to account for rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concession as a variable lease payment.

The practical expedient only applies to rent concessions occurring as a direct consequence of the COVID-19 pandemic and only if all of the following conditions are met:

●	the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;
●	any reduction in lease payments affects only payments due on or before 30 June 2021; and
●	there is no substantive change to other terms and conditions of the lease.
●	Lessees that apply the exemption will need to disclose that fact, as well as the amount recognised in profit or loss arising from COVID-19-related rent concessions. If a lessee chooses to apply the practical expedient to a lease, it would apply the practical expedient consistently to all lease contracts with similar characteristics and in similar circumstances. The amendment is to be applied retrospectively in accordance with IAS 8, but lessees are not required to restate prior period figures or to provide the disclosure under paragraph 28(f) of IAS 8.

The amendments are mandatory for annual reporting periods beginning on or after 1 June 2020.

The application of this Standard did not have a significant impact in the consolidated financial statements.

(b)	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest rate benchmark (IBOR) reform – Phase 2

Phase 2 amendments that were issued on 27 August 2020 address issues that arise from the implementation of the reforms, including the replacement of one benchmark with an alternative one. The amendments establishes that for instruments to which the amortised cost measurement applies, entities, as a practical expedient, should account for a change in the basis for determining the contractual cash flows as a result of IBOR reform by updating the effective interest rate using the guidance in paragraph B5.4.5 of IFRS 9. As a result, no immediate gain or loss is recognised. This practical expedient applies only to such a change and only to the extent it is necessary as a direct consequence of IBOR reform, and the new basis is economically equivalent to the previous basis. Insurers applying the temporary exemption from IFRS 9 are also required to apply the same practical expedient. IFRS 16 was also amended to require lessees to use a similar practical expedient when accounting for lease modifications that change the basis for determining future lease payments as a result of IBOR reform (for example, where lease payments are indexed to an IBOR rate).

These amendments  applied for annual periods beginning on or after 1 January 2021.

The application of this Standard did not have a significant impact in the consolidated financial statements.

The following sets forth changes that have not become in force as of December 31, 2021:

(a)	Amendments to IFRS 3 “Business Combinations”, IAS 16 “Property, plant and equipment” and IAS 37 “Provisions, contingent liabilities and contingent assets”

IAS 16, 'Property, plant and equipment (PPE) - income before intended use'

IAS 16 requires that the cost of an asset includes any costs attributable to bringing the asset to the location and condition necessary for it to be able to operate in the manner intended by management. One of those costs is testing whether the asset is working properly.

The amendment to IAS 16 prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use (for example, the proceeds from selling samples produced when testing a machine to see if it is working properly). The proceeds from selling such samples, together with the costs of producing them, are now recognized in profit or loss. An entity will use IAS 2, “Inventory”, to measure the cost of those items. Cost will not include depreciation of the asset being tested because it is not ready for its intended use.

The amendment also clarifies that an entity is “testing whether the asset is working properly” when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment. Therefore, an asset may be able to operate as intended by management and subject to depreciation before it has achieved the level of operating performance expected by management.

The amendment requires entities to separately disclose the amounts of proceeds and costs relating to items produced that are not an output of the entity’s regular activities. An entity shall also disclose the line item in the statement of comprehensive income where the proceeds are included.

IAS 37 “Provisions, contingent liabilities and contingent assets - Onerous contracts – Cost of fulfilling a contract”

lAS 37 defines an onerous contract as one in which the unavoidable costs of meeting the entity’s obligations exceed the economic benefits to be received under that contract. Unavoidable costs are the lower of the net cost of exiting the contract and the costs to fulfil the contract. The amendment clarifies the meaning of ‘costs to fulfil a contract’.

The amendment explains that the direct cost of fulfilling a contract comprises:

●	the incremental costs of fulfilling that contract (for example, direct labour and materials); and
●	an allocation of other costs that relate directly to fulfilling contracts (for example, an allocation of the depreciation charge for an item of PP&E used to fulfil the contract).

The amendment also clarifies that, before a separate provision for an onerous contract is established, an entity recognises any impairment loss that has occurred on assets used in fulfilling the contract, rather than on assets dedicated to that contract.

The amendment could result in the recognition of more onerous contract provisions, because previously some entities only included incremental costs in the costs to fulfil a contract.

IFRS 3, ‘Business combinations - Reference to the Conceptual Framework’

The Board has updated IFRS 3, 'Business combinations', to refer to the 2018 Conceptual Framework for Financial Reporting, in order to determine what constitutes an asset or a liability in a business combination. Prior to the amendment, IFRS 3 referred to the 2001 Conceptual Framework for Financial Reporting.

In addition, the Board added a new exception in IFRS 3 for liabilities and contingent liabilities. The exception specifies that, for some types of liabilities and contingent liabilities, an entity applying IFRS 3 should instead refer to IAS 37, ‘Provisions, Contingent Liabilities and Contingent Assets’, or IFRIC 21, ‘Levies’, rather than the 2018 Conceptual Framework. Without this new exception, an entity would have recognised some liabilities in a business combination that it would not recognise under IAS 37. Therefore, immediately after the acquisition, the entity would have had to derecognise such liabilities and recognise a gain that did not depict an economic gain.

The Board has also clarified that the acquirer should not recognise contingent assets, as defined in IAS 37, at the acquisition date.

These amendments  will apply for annual periods beginning on or after 1 January 2022 with early application permitted.

The Group is evaluating the impact of the application of these amendments.

(b) IFRS 17 “Insurance contracts”

On May 18, 2017, IASB issued IFRS 17 “Insurance contracts” which provides a comprehensive framework based on principles for measurement and presentation of all insurance contracts. The new rule will supersede IFRS 4 Insurance contracts and requires that insurance contracts be measured using cash flows of existing enforcement and that income be recognized as the service is rendered during the coverage period. The standard will come into force for the fiscal years beginning as from January 1, 2023.

The Group is evaluating the impact of the application of this new standard.

(c)Annual Improvements 2018-2020

Fees included in the 10% test for derecognition of financial liabilities

The amendment to IFRS 9 establishes which fees should be included in the 10% test for derecognition of financial liabilities. Costs or fees could be paid to either third parties or the lender. Under the amendment, costs or fees paid to third parties will not be included in the 10% test.

Illustrative examples accompanying IFRS 16 Leases

Illustrative Example 13 accompanying IFRS 16 is amended to remove the illustration of payments from lessor relating to lease improvements. The reason for the amendment is to remove any potential confusion about the treatment of lease incentives.

Subsidiaries as First-time adopters of IFRS

IFRS 1 grants an exemption to subsidiaries that become a first-time adopter of IFRS after their parent. The subsidiary may measure the carrying amounts of its assets and liabilities that would have been included in the consolidated financial statements of its parent, based on the transition date to IFRS of the parent if no adjustments were made for reasons of consolidation and for the purposes of the business combination by which the parent acquired the subsidiary.

IFRS 1 was amended to allow entities that have taken this IFRS 1 exemption to also measure cumulative translation differences using the amounts reported by the parent, based on the transition date to IFRS of the parent. The amendment to IFRS 1 extends the above-mentioned exemption to cumulative translation differences in order to reduce costs for first-time adopters of IFRS. The amendment will also apply to associates and joint ventures that have taken the same exemption from IFRS 1.

Taxation in fair value measurements

The Board has removed the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41, ‘Agriculture’. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

All of the amendments are effective 1 January 2022. Earlier application is permitted.

The Group is evaluating the impact of the application of this new standard.

(d)	Amendments to IAS 1 “Presentation of Financial Statements”, IFRS Practice Statement 2 and IAS 8 “Accounting Policies, changes in accounting estimates and errors”

The IASB amended IAS 1, “Presentation of Financial Statements”, to require companies to disclose material accounting policy information rather than significant accounting policy information. The amendment also clarifies that accounting policy information is expected to be material or of relative importance if, without it, users of the financial statements would be unable to understand other material information, or of relative importance, in the financial statements concerning significant accounting standards. To support this amendment, the Board also amended IFRS Practice State 2, “Making Materiality Judgments”, to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

The amendment to IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”, helps to distinguish between changes in accounting policies from changes in accounting estimates. This distinction is important because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as to those of the current period.

These amendments are applicable to annual periods beginning on or after January 1, 2023. Early application is allowed. Changes shall be applied prospectively.

The Group is evaluating the impact of the application of this new standard.

(e)	Amendments to IAS 12 Deferred tax related to assets and liabilities arising from a single transaction

The IASB has amended IAS 12, 'Income taxes', to require companies to recognise deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The proposed amendments will typically apply to transactions such as leases for the lessee and decommissioning obligations.

Paragraphs 15 and 24 of IAS 12 were amended to include an additional condition where the initial recognition exemption is not applied. According to the amended guidance, a temporary difference that arises on initial recognition of an asset or liability is not subject to the initial recognition exemption if that transaction gave rise to equal amounts of taxable and deductible temporary differences. Paragraph 22A has been added to provide further clarification of this principle. Paragraphs 22(b) and 22(c) of IAS 12 have also been amended.

In addition, the Illustrative Examples accompanying IAS 12 have been amended to include Example 8 – Leases, to illustrate the new guidance.

Finally, there have been some consequential amendments to IFRS 1, ‘First-time Adoption of International Financial Reporting Standards’. Deferred tax related to assets and liabilities arising from a single transaction has been added to the list of the exceptions to the retrospective application of other IFRSs.

These amendments should be applied for annual periods beginning on or after 1 January 2023. Earlier application is permitted

The Group is assessing the impact of the amendments.

Consolidation

A subsidiary is an entity (or subsidiary), including structured entities, in which the Group has control because it (i) has the power to manage relevant activities of the subsidiary (ii) has exposure, or rights, to variable returns from its involment with the subsidiary, and (iii) has the ability to use its power over the subsidiary in order to affect the amount of the investor´s returns. The existence and the effect of the substantive rights, including substantive rights of potential vote, are considered when evaluating whether the Group has power over the other entity. For a right to be substantive, the right holder must have the practical competence to exercise such right whenever it is necessary to make decisions on the direction of the entity’s relevant activities. The Group can have control over an entity, even when it has less voting powers than those required for the majority.

Accordingly, the protecting rights of other investors, as well as those related to substantive changes in the subsidiary´ activities or applicable only in unusual circumstances, do not prevent the Group from having power over a subsidiaryThe subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The following chart details the subsidiaries included in the consolidation process:

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2021		12/31/2020		12/31/2019
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.90	% (1)
IUDÚ Compañia Financiera S.A	Financial Company	99.90%		99.90%		99.90%
Tarjeta Automática S.A.	Credit Card	99.99%		99.99%		99.99%
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.F. e I.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
InvertirOnline.Com Argentina S.A.U. (renamed as “Portal Integral de Inversiones S.A.U.” with registration pending)	Representations	100.00%		100.00%		100.00%
IOL Holding S.A.	Financial Company	100.00%		—%		—%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		100.00%
Bolsillo Digital S.A.U.	Fintech	99.90%		100.00%		100.00%
Supervielle Agente de Negociación S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Easy Cambio S.A.	Financial Company	100.00%		100.00%		—%
(1)	Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.89%, as of 12/31/2021, 12/31/2020 and 12/31/2019 respectively.

For consolidation purposes, financial statements corresponding to the year ended December 31, 2021 were used, which cover the same period of time with respect to the Group's financial statements.

The assets and liabilities and the results arising from operations between members of the Group that were not disclosed to third parties were eliminated from the consolidated financial statements.

Non-controlling interest is that part of the net results and equity of a subsidiary attributable to interests that are not owned, directly or indirectly, by the Group. The non-controlling interest forms a separate component of the Group's equity.

In accordance with the provisions of IFRS 3, the acquisition method is the one used to account for the acquisition of subsidiaries. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are measured at their fair values on the date of acquisition.

Goodwill is measured as the difference between the net of the amounts at the date of acquisition of the identifiable assets acquired, of the liabilities assumed, the consideration transferred, the amount of the non-controlling interest in the acquiree and the fair value of an interest in the acquisition prior to the acquisition date.

The consideration transferred in a business combination is measured at the fair value of the assets transferred by the acquirer, the liabilities incurred by it with the previous owners of the acquiree and the equity interests issued by the acquirer. Transaction costs are recognized as expenses in the years in which the costs are incurred and the services are received, except for transaction costs incurred to issue equity instruments that are deducted from equity and transaction costs incurred to issue debt that is deducted from its book value.

Consolidated Structured Entities

The Group has securitized certain financial instruments, mainly consumer loans, originated by personal and pledge loans through  the transfers of said instruments to financial trusts that issue multiple classes of debt securities and participation certificates.

The structured entity in which the Group was the trustor as of December 31, 2021 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$ 31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$ 32,522	CP	VN$1,626
IUDÚ Compañia Financiera S.A	24	05/28/2021	04/15/2022	$699,000	VDF	VN$ 559,200	CP	VN$ 139,800
IUDÚ Compañia Financiera S.A	25	10/01/2021	09/15/2022	$703,600	VDF	VN$ 583,988	CP	VN$ 119,612

The structured entity in which the Group was the trustor as of December 31, 2020 are set out below:

			Due of
	Financial		principal	Securitized	Issued Securities
Issuers	Trust	Set-up on	obligation	Amount	Type	Amount	Type	Amount
Micro Lending S.A.U.	III	06/08/2011	10/12/2016	$39,779	VDF TV A VDF B	VN$31,823	CP	VN$1,592
Micro Lending S.A.U.	IV	09/01/2011	06/29/2017	$40,652	VDF TV A VDF B	VN$32,522	CP	VN$1,626

The Group controls a structured entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Structured entities are consolidated from the date on which the control is transferred to the Group. They are deconsolidated from the date that control ceases.

As for financial trusts, the Group has evaluated the following:

●	The purpose and design of the trust
●	Identification of relevant activities of the trust
●	Decision-making process on these activities
●	If the Group has the power to direct the relevant activities of the trust
●	If the Group is exposed to, or has rights to, variable returns from its involvement with the trust
●	If the Group has ability to affect those returns through its power over the trust

In accordance with the aforementioned, the Group controls such financial trusts and, therefore, such structured entities have been consolidated.

The following chart details the assets and liabilities of Structured Entities that have been consolidated by the Group as of December 31, 2021:

12/31/2021
Assets
Loans	856,576
Financial assets	96,747
Other assets	7,805
Total Assets	961,128
Liabilities
Financial liabilities	542,110
Other liabilities	6,284
Total Liabilities	548,394

Transactions with non-controlling interest

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Group.

Segment Reporting

An operating segment is defined as a component of an entity or a Group that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), and whose financial information is evaluated on a regular basis by the chief operating decision maker.

Operating segments are reported in a manner consistent with the internal reporting provided to:

(i)	Key personnel of the senior management who account for the main authority in operating decision-making processes and is responsible for allocating resources and assessing the performance of operating segments; and
(ii)	The Board, who is in charge of making strategic decisions of the Group.

Foreign currency translation

(a)     Functional and presentation currency

Figures included in the Consolidated Financial Statements of each of the Group’s entities are measured using the functional currency, that is, the currency of the primary economic environment in which the entity operates. Consolidated Financial Statements are presented in Argentine pesos, which is the functional and presentation currency of the Group.

Conversion of subsidiaries

Participations in subsidiary companies, whose functional currency is different from the Argentine peso, are converted, first, to the functional currency of the Group, and then adjusted for inflation (see note 1.2.2). The results and financial position of the subsidiaries with a functional currency other than the Argentine peso are translated into the Group's functional currency in accordance with the provisions of IAS 21 "Effects of changes in foreign currency exchange rates", as follows:

•Assets and liabilities, at the closing exchange rate on the date of each consolidated statement of financial position

•Income and expenses, at the average exchange rate.

Subsequently, the converted balances were adjusted for inflation in order to present them in homogeneous currency.

All the differences resulting from the translation were recognized in the caption "Conversion Difference of Financial Statements" of the consolidated statement of other comprehensive income.

In the case of sale or disposal of any of the subsidiaries, the accumulated conversion differences must be recognized in the Statement of Comprehensive Income as part of the gain or loss from the sale or disposal.

(b)    Transactions and balances

Transactions in foreign currency are translated into the functional currency using the exchange rates published by the Argentine Central Bank at the dates of the transactions. Gains and losses in foreign currency resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currency at year end exchange rates, are recognized in the income statement, under "Exchange rate differences on gold and foreign currency", except when such items are deferred in the shareholders' equity for transactions classified as cash flow hedges, when applicable.

As of December 31, 2021 and 2020, the balances in U.S. dollars were converted at the reference exchange rate determined by the Argentine Central Bank. In the case of foreign currencies other than U.S. dollars, they have been converted to this currency using the rexchange rates derived from repo transactions reported by the Argentine Central Bank.

Cash and due from banks

Cash and due from Banks includes available cash and unrestricted deposits held in Banks, which are short-term liquid instruments and have original maturities of less than three months.

Assets disclosed under cash and due from Banks are measured at amortized cost which is close to its fair value.

Cash and Cash equivalents include cash and highly liquid short-term securities with an original maturity of less than three-months according to the following detail:

Item	12/31/2021	12/31/2020	12/31/2019
Cash and due from banks	32,574,118	55,357,647	54,256,477
Debt securities at fair value through profit or loss	10,403,747	2,820,500	1,168,228
Money Market Funds	1,750,600	1,393,271	1,982,765
Cash and cash equivalents	44,728,465	59,571,418	57,407,470

Reconciliation between balances as appearing on the Statement of Financial Position and the items in the Statement of Cash Flow:

Items	12/31/2021	12/31/2020	12/31/2019
Cash and due from Banks
As per Statement of Financial Position	32,574,118	55,357,647	54,256,477
As per the Statement of Cash Flows	32,574,118	55,357,647	54,256,477
Debt securities at fair value through profit or loss
As per Statement of Financial Position	19,757,685	14,900,812	1,168,228
Securities not considered as cash equivalents	(9,353,938)	(12,080,312)	—
As per the Statement of Cash Flows	10,403,747	2,820,500	1,168,228
Money Market Funds
As per Statement of Financial Position – Other financial assets	13,922,961	6,468,183	4,308,910
Other financial assets not considered as cash equivalents	(12,172,361)	(5,074,912)	(2,326,145)
As per the Statement of Cash Flow	1,750,600	1,393,271	1,982,765

Reconciliation of liabilities from financing activities at December 31, 2021, 2020 and 2019 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2020	Inflows	Outflows	movements	12/31/2021
Unsubordinated debt securities	6,379,922	2,252,098	(7,572,780)	—	1,059,240
Subordinated debt securities	1,721,443	-	(1,721,443)	—	—
Financing received from the Argentine Central Bank and other financial institutions	8,833,545	32,350,995	(34,931,992)	—	6,252,548
Lease Liabilities	1,783,674	—	(2,426,914)	2,001,505	1,358,265
Total	18,718,584	34,603,093	(46,653,129)	2,001,505	8,670,053

		Cash Flows		Other non-cash
Items	12/31/2019	Inflows	Outflows	movements	12/31/2020
Unsubordinated debt securities	12,507,270	4,005,697	(10,242,448)	109,403	6,379,922
Subordinated debt securities	4,356,218	—	(2,678,103)	43,328	1,721,443
Financing received from the Argentine Central Bank and other financial institutions	18,530,516	22,450,153	(32,147,124)	—	8,833,545
Lease Liabilities	1,944,762	—	(2,062,110)	1,901,022	1,783,674
Total	37,338,766	26,455,850	(47,129,785)	2,053,753	18,718,584

		Cash Flows		Other non-cash
Items	12/31/2018	Inflows	Outflows	movements	12/31/2019
Unsubordinated debt securities	29,421,323	17,286,639	(35,685,061)	1,484,369	12,507,270
Subordinated debt securities	4,374,447	—	(1,732,235)	1,714,006	4,356,218
Financing received from the Argentine Central Bank and other financial institutions	25,392,967	227,211,644	(234,068,388)	(5,707)	18,530,516
Lease Liabilities	—	—	(2,571,950)	4,516,712	1,944,762
Total	59,188,737	244,498,283	(274,057,634)	7,709,380	37,338,766

Associated

Associates are entities over which the Group has significant influence (directly or indirectly), but not control, generally accompanying a stake of between 20 and 50 percent of the voting rights. Investments in associates are accounted for using the equity method, and are initially recognized at cost. The book value of the associates includes the goodwill identified in the acquisition less accumulated impairment losses, if applicable. Dividends received from associated entities reduce the book value of the investment in them. Other changes subsequent to the acquisition in the Group's participation in the net assets of an associate are recognized as follows: (i) the Group's participation in the gains or losses of associates is recorded in the income statement as profit or loss. by associates and joint ventures and (ii) the Group's share in other comprehensive income is recognized in the statement of other comprehensive income and is presented separately. However, when the Group's share of losses in an associate equals or exceeds its interest in the associate, the Group will cease to recognize its share of additional losses, unless it has incurred obligations or made payments on behalf of the associate.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group's participation in the associates; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

Financial Instruments

Initial Recognition and measurement

Financial assets and financial liabilities are recognized when the entity becomes a party to the contractual provisions of the instrument. Purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset.

At initial recognition, the Group measures a financial asset or liability at its fair value plus or minus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability, such as fees and commissions.

When the fair value of financial assets and liabilities differs from the transaction price on initial recognition, the Group recognizes the difference as follows:

●	When the fair value is evidenced by a quoted price in an active market for an identical asset or liability or based on a valuation technique that only uses data from observable markets, the difference is recognized as a gain or loss.
●	In all other cases, the difference is deferred and the timing of recognition of deferred day one profit or loss is determined individually. It is either amortized over the life of the instrument until its fair value can be determined using market observable inputs, or realized through settlement.

Financial Assets

a – Debt Instruments

Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans, government and corporate bonds and, accounts receivables purchased from clients in non-recourse factoring transactions.

Classification

Pursuant to IFRS 9, the Entity classifies financial assets depending on whether these are subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss, on the basis of:

a)    the Group’s business model for managing financial assets, and;

b)    the cash-flows characteristics of the financial asset

Business Model

The business model refers to the way in which the Group manages a set of financial assets to achieve a specific business objective. It represents the way in which the Group maintains the instruments for the generation of funds.

The business models that the group can follow are the following:

-Hold the instruments until maturity;

-Keep the instruments in portfolio for the collection of the flow of funds and, in turn, sell them if convenient; or

-Maintain the instruments for their negotiation.

The Group determines its business model at the level that best reflects how it manages groups of financial assets to achieve a specific business objective.

The business model of the Group does not depend on the management’s intentions for an individual instrument.

Therefore, this business model is not evaluated instrument by instrument, but at a higher level of aggregated portfolios and is based on observable factors such as:

●	How the business model’s return is evaluated and how financial assets held in that business model are evaluated and reported to the Group’s key personnel.
●	The risks affecting the business model’s return (and financial assets held in that business model) and, particularly, the way these risks are managed.
●	How the Group’s key personnel is compensated (for instance, if salaries are based on the fair value of the assets managed or on contractual cash flows collected)
●	The expected frequency, the value, moment and reasons of sales are also important aspects.

The evaluation of the business model is based on reasonably expected scenarios, irrespective of worst-case or stress case scenarios. If after the initial recognition cash flows are realized in a different manner from the original expectations, the Group will not change the classification of the remaining financial assets held in that business model, but it will consider such information for evaluating recent purchases or originations. An instrument’s reclassification is only made when, and only when, an entity changes its business model for managing financial assets

Contractual Cash Flow Characteristics

Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Group assesses whether the financial instruments’ cash flows represent solely payments of principal and interest. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial asset shall be classified and measured at fair value through profit or loss.

Based on the aforementioned, there are three different categories of Financial Assets:

i)    Financial assets at amortized cost.

Financial assets shall be measured at amortized cost if both of the following conditions are met:

(a)    the financial asset is held for collection of contractual cash flows, and

(b)    the assets’s cash flows represent solely payments of principal and interest.

The amortized cost is the amount at which it is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest rate method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.

ii)    Financial assets at fair value through other comprehensive income:

Financial assets shall be measured at fair value through other comprehensive income when:

(a)    the financial asset is held for collection of contractual cash flows and for selling financial assets and

(b)    the asset’s cash flows represent solely payments of principal and interest.

These financial instruments are initially recognized at fair value plus incremental and directly attributable transaction costs, and are subsequently measured at amortized cost.

The amortized cost of a financial asset is equal to its acquisition cost less its accumulated amortization plus accrued interest (calculated according to the effective interest rate method), net of any impairment loss. The effective interest rate method uses the rate that allows discounting the future cash flows that are estimated to be received or paid in the life of the instrument or a shorter period, if appropriate, equaling the net book value. When applying this method, the Group identifies the incremental direct costs as an integral part of the effective interest rate.

iii)    Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss comprise:

●	Instruments held for trading
●	Instruments specifically designated at fair value through profit or loss
●	Instruments with contractual cash-flows that do not represent solely payments of principal and interest

These financial instruments are initially recognized at fair value and any change in fair value measurement is charged to the income statement.

The Group classifies a financial instrument as held for trading if such instrument is acquired or incurred for the main purpose of selling or repurchasing it in the short term, or it is part of a portfolio of financial instruments which are managed together and for which there is evidence of short-term profits or if it is a derivative financial instrument not designated as a hedging instrument. Derivatives and trading securities are classified as held for trading and are measured at fair value.

The fair value of these instruments was calculated using the quotes in active markets at the end of each fiscal year. In the absence of an active market, valuation techniques were used that included the use of market operations carried out under conditions of mutual independence, between interested and duly informed parties, whenever available, as well as references to the current fair value of another instrument that is substantially similar, or discounted cash flow analysis. The estimation of fair values is explained in greater detail in the section “critical accounting policies and estimates”.

In addition, financial assets may be valued (“designated”) at fair value through profit or loss when, by doing so, the Group eliminates or significantly reduces a measurement or recognition inconsistency.

b – Equity Instruments

Equity instruments are instruments that do not contain a contractual obligation to pay and that evidence a residual interest in the issuer’s net assets.

Such instruments are measured at fair value through profit and loss, except where the Group’s management has elected, at initial recognition, to irrevocably designate an equity investment at fair value through other comprehensive income. This option is available when instruments are not held for trading. The gains or losses of these instruments are recognized in other comprehensive income and are not subsequently reclassified to profit or loss, including on disposal. Dividends that result from such instrument will be charged to income when the Group’s right to receive payments is established.

Derecognition of Financial Assets

The Group derecognizes financial assets only when any of the following conditions are met:

1.	The rights on the financial asset cash flows have expired; or
2.	The financial asset is transferred pursuant to the requirements in 3.2.4 of IFRS 9.

The Group derecognizes financial assets that have been transferred only when the following characteristics are met:

1.	The contractual rights to receive the cashflows from the assets have expired or when they have been transferred and the Group transfers substantially all the risks and rewards of ownership.
2.	The Entity retains the contractual rights to receive cash flows from assets but assumes a contractual obligation to pay those cash flows to other entities and transfers substantially all of the risks and rewards. These transactions result in derecognition if the Group:
a.	Has no obligation to make payments unless it collects amounts from the assets;
b.	Is prohibited from selling or pledging the financial assets;
c.	Has an obligation to remit any cash it collects from the assets without material delay.

Write Off of Financial Assets

The Group reduces the gross carrying amount of a financial asset when it has no reasonable expectations of recovering a financial asset in its entirety of a portion thereof. A write-off constitutes a derecognition event.

Financial Liabilities

Classification

The Group classifies its financial liabilities as subsequently measured at amortized cost using the effective rate method, except for:

●	Financial liabilities at fair value through profit or loss.
●	Financial liabilities arising from the transfer of financial assets which did not qualify for derecognition.
●	Financial guarantee contracts and loan commitments.

Financial Liabilities measured at fair value through profit or loss: At initial recognition, the Group can designate a liability at fair value through profit or loss if it reflects more appropriately the financial information because:

●	The Group eliminates or substantially reduces an accounting mismatch in measurement or recognition inconsistency; or
●	if financial assets and financial liabilities are managed and their performances assessed on a fair value basis according to an investment strategy or a documented risk management; or
●	if a host contract contains one or more embedded derivatives and the Group has opted for designating the entire contract at fair value through profit or loss.

Financial guarantee contract: A guarantee contract is a contract which requires the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument.

Financial guarantee contracts and loan commitments are initially measured at fair value and subsequently measured at the higher of the amount of the loss allowance and the unaccrued premium at year end.

Derecognition of financial liabilities

The Entity derecognizes financial liabilities when they are extinguished; this is, when the obligation specified in the contract is discharged, cancelled or expires.

Derivatives

Derivatives are initially recognized at their fair value on the date on which the derivative contract is entered into and are subsequently remeasured at fair value.

All derivative instruments are recognised as assets when their fair value is positive, and as liabilities when their fair value is negative. Any change in the fair value of derivative instruments is included in the income statement.

Repo Transactions

Reverse Repo Transactions

According to the derecognition principles set out in IFRS 9, these transactions are treated as secured loans since the risk has not been transferred to the counterparty. Loans granted in the form of reverse repo agreements are accounted for under "Repo Transactions", classified by counterparty and also by the type of assets received as collateral. At the end of each month, accrued interest income is charged under "Repo Transactions" with its corresponding offsetting entry in "Interest Income." The assets received and sold by the

Group are derecognized at the end of the repo transaction, and an in-kind liability is recorded to reflect the obligation to deliver the security disposed of.

Repo Transactions

Loans granted in the form of repo transactions are accounted for under "Repo Transactions", classified by counterparty and also by the type of asset pledged as collateral. In these transactions, when the recipient of the underlying asset becomes entitled to sell it or pledge it as collateral, it is reclassified to "Financial assets pledged as collateral". At the end of each month, these assets are measured according to the category they had before they were subject to the repo transaction, and results are charged against the applicable accounts, depending on the type of asset. At the end of each month, accrued interest expense is charged under "Repo Transactions" with its corresponding offsetting entry in "Interest-Expenses".

Impairment of financial assets

The Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated to its financial assets measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts that are not measured at fair value.

The Group measures ECL of financial instruments reflecting the following:

(a)An unbiased and probability – weighted amount that is determined by evaluating a range of possible outcomes

(b)the time value of money; and

(c)reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

IFRS 9 outlines a “three stages” model for impairment based on changes in credit quality since initial recognition:

•If, at the reporting date, the credit risk of a financial instrument has not increased significantly since its initial recognition, the Group will classify such instrument in “Stage 1”.

•If a significant increase in credit risk (“SICR”) since initial recognition is identified, the financial instrument is moved to “Stage 2”, but such instrument is not yet deemed to be credit-impaired.

•If the financial instrument is credit-impaired, it is moved to “Stage 3”.

•Financial instruments in “Stage 1”, have their ECL measured at an amount equal to the portion of lifetime expected credit losses that result from default events possible within the next 12 months. Instruments in “Stage 2” or “Stage 3” have their, ECL measured based on expected credit losses on a lifetime basis. Note 1.3.1 includes a description of how the Group defines when a significant increase in credit risk has occurred.

•A pervasive concept in the measuring ECL in accordance with IFRS 9 is that it should consider forward-looking information.

•Purchased or originated credit-impaired financial assets are those financial assets that are credit-impaired on initial recognition. Their ECL is always measured on a lifetime basis (“Stage 3”).

The following diagram summarizes the impairment requirement under IFRS 9 (other than purchased or originated credit-impaired):

Changes in the credit quality since initial recognition
Stage 1	Stage 2	Stage 3
(initial recognition)	(significant increase of credit risk since initial recognition)	(credit-impaired assets)
12 month- ECL	Lifetime ECL

The following describes the Group´s key judgements and assumptions for ECL measurement:

1.11.2   Significant increase in credit risk

The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Personal and Business Banking

●	Portfolios between 31 and 90 days past due
●	Credit origination score has deteriorated by more than 30% with respect to the current behavioural score
●	Internal Behavioral Score is less than cut off (1)
●	Overlays are incorporated for those groups of the portfolio that are considered to have a higher risk than that reflected in their historical behavioral due to their characteristics.

(1) High Income Customers: Plan Sueldo segment (payrroll customers) >=400, Open Market Segment >=700 and Senior Citizens Segment>=610. Other customers: Plan Sueldo Segment (payrroll customers) >=500, Open Market Segment >=700 and Senior Citizens Segment >=610

Corporate Banking

●	Portfolios between 31 and 90 days past due
●	Portfolios whose classification under Argentine Central Bank regulation is higher than 1.
●	Its internal behavioural score deteriorated by more than two notes from its credit approval score or it is higher than B.

Consumer Finance:

●	Portfolios between 31 and 90 days past due.

Sectoral Analysis – COVID-19 Risk

During 2020, the Central Bank of the Argentine Republic (BCRA) granted certain deferrals in the maturities of loans and credit card balances amidst the COVID-19 outbreak. Those deferrals were extended  during 2021. Considering that the internal ECL models are estimated using historical information and there are only a few months of observation of the real impact of COVID 19 in delinquency, a sectoral analysis was maintained  for 2021 as an additional definition of a significant increase in risk.

In such analysis, companies' risk of default is evaluated according to the type of industry and the impact such companies have suffered through the face of the current economic situation, while taking into account their characteristics, seasonal nature, etc.

All different industries are classified into four types of risks:

●	Low risk
●	Medium risk
●	High risk
●	Very high risk

This additional definition of a significant increase in credit risk has been applied for the SME and E&P segments, for the very high and high risk activities (only for the Corporate Unsecured Loans):

Very high risk	High risk
Entertainment	Construction
Real estate	Sports
Textile

The Group has considered that non collaterallized facilities of clients within the high risk activities are considered to have experienced a significant increase in credit risk, whereas all facilities of clients within the very high risk activities are considered to have experienced a significant increase of credit risk.

1.11.3Individual and collective evaluation basis

Expected credit losses are estimated both in a collective and individual basis.

The Group´s individual estimation is aimed at calculating expected credit losses for significantly impaired loans. In these cases, the amount of credit losses is calculated as the difference between expected cash flows discounted at the instrument´s  effective interest rate and the carrying value of the instrument.

For expected credit loss provisions modelled on a collective basis, the Group has developed internal models. The grouping of exposures is performed on the basis of shared risk characteristics, such that risk exposures within group are homogeneous. In performing the grouping there must be sufficient information for the group to be statistically reliable .

The Group has identified three groupings: Personal and Business, Corporate Banking and Consumer Finance, amongst these three segments the Group estimates parameters in a more granular way based on the shared risk characteristics.

Credit risk features may consider the following factors, among others:

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans
Credit card loans
Overdrafts
Mortgage loans
Refinancing
Other financings
Corporate Banking	Probability of Default (PD) (2)	Small companies
Medium companies
Big companies
Financial Area
Secured loans
Unsecured loans
Consumer Finance	Probability of Default	Credit cards loans
Refinancing
Cash loans
Cash consumptions and directed loans
CCF Automobile Loans
Tarjeta Automatica Personal loans
	Loss Given Default	Credit cards
Personal loans
Refinancing
CCF Automobile Loans

(1)	For credit cards and personal loans, the Group includes an additional layer of analysis: senior citizens, high income, open market, high income payroll, non- high income open market, non-high income payroll, Personal and Business Banking, former senior citizens and former payroll

(2)	Probability of default within Corporate Banking is calculated by grouping clients based on the client size for Stage 1 facilities. For Stage 2 and Stage 3, Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to form a larger group.

The credit risk characteristics used to group the instruments are, among others: type of instrument, debtor's sector of activity, geographical area of activity, type of guarantee, aging of past due balances and any other factor relevant to estimating the future cash flows.

Grouping of financial instruments is monitored and reviewed on a regular basis by the Credit Risk and Stress Test Area.

1.11.4Definition of default and credit-impaired

The Group defines a financial instrument as in default when such instrument meets one or more of the following criteria:

Personal and Business Banking

●	Financial instruments more than 90 days past due on its contractual payments.

Corporate Banking

●	Financial instruments more than 90 days past due.
●	Financial instruments with B.C.R.A. situation greater than or equal to 3.
●	C or D score.

Consumer Finance

●	Financial instruments more than 90 days past due.

These criteria are applied in a consistent manner to all financial instruments and are aligned with the internal definition of default used for the administration of credit risk. Likewise, such definition is consistently applied to define PD ("Probability of Default"), Exposure at Default ("EAD") and Loss Given Default ( "LGD").

1.11.5Measurement of Expected Credit Loss – Explanation of inputs, assumptions and calculation techniques

ECL is measured on a 12-month or lifetime basis, depending on whether a significant increase in credit risk has been occurred since initial recognition or whether an asset is considered to be credit-impaired. ECL are the discounted product of the Probability of Default ("PD"), Exposure at default ("EAD") and Loss Given Default ("LGD"), defined as follows:

●	The PD represents the likelihood of a borrower defaulting on its financial obligation (pursuant to the "Definition of default and credit impaired" set forth in Note 1.11.4), either over the next 12 months or over the remaining lifetime (lifetime PD) of the obligation.
●	EAD is based on the amounts the Group expects to be owed at the time of default, over the next 12 months (12 months EAD) or over the remaining lifetime (lifetime EAD). For example, for a revolving commitment, the Group includes the current drawn balance plus any further amount that is expected to be drawn up to the current contractual limit by the time of default, should it occur.
●	LGD represents the Group´s expectation of the extent of loss on a defaulted exposure. LGD varies by type of counterparty, seniority of claim, availability of collateral or other type of credit support. LGD is expressed as a percentage per unit of exposure at the time of default LGD is calculated on a 12-month or lifetime basis, where 12 month LGD is the percentage of loss expected to be made if the default occurs in the next 12 months and lifetime LGD is the percentage of loss expected to be made if the default occurs over the remaining expected lifetime of the loan.

ECL is determined by projecting PD, LGD and EAD for each future month and each individual exposure or collective segment. These three components are multiplied and adjusted for the likelihood of survival (that is, the exposure has not been prepaid or defaulted in an earlier month). This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an approximation thereof.

The Entity based its calculation of the ECL parameters on internal models that were adapted in order to be compliant with IFRS 9.

The Group includes forward-looking information in its definition of PD, EAD and LGD. See Note 1.11.6 for the explanation of forward-looking information and its consideration in the calculation of ECL.

1.11.6Forward-looking information considered in expected credit loss models

The evaluation of significant increase in credit risk and the calculation of ECL includes forward-looking information. The Group has performed historical analysis and identified key economic variables that impact credit risk and expected credit losses for each portfolio.

Forecasts of these economic variables ("base economic scenario") are provided by the Research team of the Group and provide the best estimate view of the economy over the next 12 months. The impact of these economic variables on PD and LGD has been determined by performing statistical regression analysis to understand the impact changes in these variables have had historically on default rates and LGD components.

In addition to the base economic scenario, the Group's Research team also provides two possible scenarios together with scenario weights. The number of other scenarios used is established based on the analysis of the main products to ensure that the effect of linearity between the future economic scenario and the associated expected credit losses is captured. The number of scenarios and their attributes are reassessed annually, unless a situation occurs in the macroeconomic situation that justifies a more frequent review.

As of December 31, 2021 and 2020, as for its portfolios, the Group concluded that three scenarios have properly captured non-linealrities. Scenario analysis are defined by means of a combination of statistic and know-how judgement analysis, taking into account the range of potential results of which each scenario is representative. The assessment  of significant increases in credit risk is performed using lifetime PD under each of the base and the other scenarios, multiplied by the associated scenario weighting, along with qualitative and  backstop indicators (See Note 1.11.2). This determines if the financial instrument is in Stage 1, Stage 2 or Stage 3 and, hence, whether 12-month or Lifetime ECL should be recorded. As with any economic forecast, projections and probabilities of occurrence are subject to a high degree of inherent uncertainty, and therefore actual results may be significantly different than projected. The Group considers that these forecasts account for its best calculation of potential results and has analyzed the non-lineal and asymmetric impacts within the different portfolios of the Group to establish that chosen scenarios are representative of the range of possible scenarios.

The most significant assumptions used to calculate ECL as of December 31, 2021 are as follows:

Parameter	Industry / Segment		Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
		Open Market	Monthly Economic Activity Estimator	143	149	137
			Exchange Rate	173	165	181
		Income Payroll	Inflation Rate	45.9%	40.6%	51.5%
	Personal and Business Banking		Exchange rate	173	165	181
			Inflation Rate	45.9%	40.6%	51.5%
Probability of Default		Senior Citizens	Monthly Economic Activity Estimator	143	149	137
	Corporate Banking		Inflation Rate	46%	41%	51%
		All	Interest Rate	35.2%	31.6%	38.7%
			Private Sector Wage	45.4%	49.9%	40.9%
	Consumer Finance	IUDÚ	Quantity of Private Sector Employment	6,011	6,016	6,005
			Exchange rate	173	165	181
		IUDÚAutomobile secured	Monthly Economic Activity Estimator	143	149	137
	Supervielle Bank	All	Private Sector Wage	45.9%	40.6%	51.5%
Loss Given Default		IUDÚ	Monthly Economic Activity Estimator	143	149	137
	Consumer Finance		Private Sector Wage	45.4%	49.9%	40.9%
		IUDÚ Automobile secured	Inflation Rate	45.9%	40.6%	51.5%
			Quantity of Private Sector Employment	6,011	6,016	6,005

The following are weightings assigned to each scenario as of December 31, 2021:

Scenario 1	60%
Scenario 2	10%
Scenario 3	30%

Sensitivity analysis

The chart below includes changes in ECL as of December 31, 2021 that would result from reasonably potential changes in the following parameters:

December 31, 2021
Reported ECL Allowance	10,047,819
Gross carrying amount	165,522,148
Reported Loss rate	6.07%
ECL amount by scenarios
Favorable scenario	9,644,480
Unfavorable scenario	10,553,582

Loss Rate by scenarios
Favorable scenario	5.83%
Unfavorable scenario	6.38%

Leases

Operating leases

Leases where the lessor retains a substantial portion of the risks and rewards of ownership are classified as operating leases. Payments made under operating leases (net of lease incentives) are recognized in profit or loss on a straight-line basis over the term of the lease. In addition, the Group recognizes the associated costs such as amortization and expenses.

The historical cost includes expenditures that are directly attributable to the acquisition of these items and those expenses are charged to profit or loss during the lease term.

The depreciation applied to the leased underlying assets is consistent with the one applied to similar assets’ group. In addition, the Group utilizes the criteria described in Note 1.18 to determine whether there is objective evidence that an impairment loss has occurred.

Finance leases

They have been recorded at the current value of the unearned amounts, calculated according to the conditions agreed in the respective contracts, based on the interest rate implicit in them.

Initial measurement

The Group uses the implicit interest rate implicit in the lease to measure the net investment. This is defined in such a way that the initial direct costs are automatically included in the net investment of the lease.

Initial direct costs, other than those incurred by manufacturers or concessionaires, are included in the initial measurement of the net investment of the lease and reduce the amount of income recognized over the term of the lease. The interest rate implicit in the lease is defined in such a way that initial direct costs are automatically included in the net investment in the lease; there is no need to add them separately.

The difference between the gross amount receivable and the present value represents the finance income that is recognized over the term of the lease. Finance income from leases is recorded in profit or loss for the year. Impairment losses over the lease receivable are recognized in income for the year (see note 1.11).

See accounting policy related to those leases in which the Group acts as lessee in note 7 to these consolidated financial statements.

Property, plant and equipment

Property, plant and equipment is measured at historical cost less depreciation, except for land and buildings, where the Group adopted the revaluation model. The historical cost includes expenditure that is directly attributable to the acquisition or building of these items.

All other property, plant and equipment were valued at acquisition or construction cost, net of accumulated depreciation and / or accumulated impairment losses, if any, except for real estate, for which the Group adopted the revaluation method. The cost includes the expenses that are directly attributable to the acquisition or construction of these items.

Management updates the valuation of the fair value of land, buildings, facilities and machinery (classified as property, plant and equipment), taking into account independent valuations. Management determines the value of property, plant and equipment within a range of fair value estimates and considering the currency in which the market transactions are carried out. The revaluations are carried out with sufficient regularity, in order to ensure that the book value, at all times, does not differ significantly from the fair value of each asset subject to revaluation.

The subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group, and the cost of the item can be measured reliably. The carrying amount of an asset is derecognized when replaced.

Repairs and maintenance expenses are charged to profit or loss when they are incurred.

Depreciation is calculated using the straight-line method, applying annual rates sufficient to extinguish the values of assets at the end of their estimated useful lives. In those cases in which an asset includes significant components with different useful lives, such components are recognized and depreciated as separate items.

The following chart presents the useful life for each item included in property, plant and equipment:

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Others	5 Years

The asset’s residual values and useful lives are reviewed and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Increases in the carrying amounts arising on revaluation of land and buildings are recognized in other comprehensive income. Decreases that reverse previous increases of the same asset are first recognized in other comprehensive income to the extent of the remaining surplus attributable to the asset. All other decreases are charged to profit or loss.

Gains and losses on disposals are determined by comparing proceeds with carrying amount.

Investment properties

Investment properties are composed of  buildings held for obtaining a rent or for capital appreciation or both, but is never occupied by the Group.

Investment properties under the fair value approach,  are measured at its fair value, and any gain or loss arising from a change in the fair value is recognized in profit or loss. Investment properties are never depreciated. The fair value is determined using sales comparison approach prepared by the Group's management considering a report of an independent valuation expert.

Investment properties under the cost approach reflect the amount that would be required to replace the service capacity of the asset. They were valued at acquisition or construction cost, net of accumulated depreciation and / or accumulated depreciation losses. The cost includes expenses that are directly attributable to the acquisition or construction of these items.

Movements in investment properties for the year ended December 31, 2021 and 2020 were as follows:

	12/31/2021	12/31/2020
Income derived from rents (rents charged)	17,349	14,670
Direct operating expenses of properties that generated income derived from rents	(7,321)	(10,018)
Fair value remeasurement	(441,020)	(139,556)
Total	(430,992)	(134,904)

The net result generated by the investment property as of December 31, 2021 and 2020 amounts to a loss of 430,992 and an loss of 134,904 respectively, and is recognized under "Other operating income", "Administrative expenses" and "Other operating expenses". in the consolidated comprehensive income statement.

Gain and losses on disposals are determined by comparing proceeds with the carrying amount.

Inventories

Inventories are valued at the lower of cost and net realizable value. Cost includes the acquisition costs (net of discounts, rebates and similar), as well as other costs that have been incurred to bring the inventories to their current location and conditions to be commercialized. The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of sale.

The inventories’ net realizable values are reviewed and adjusted if carrying amount is greater than its net realizable value at the end of each reporting period.

The Group establishes an allowance for obsolete inventory and low turnover rate products at the end of each year.

Intangible Assets

(a)    Goodwill

Goodwill resulting from the acquisition of subsidiaries, associates or joint ventures account for the excess of:

(i)	the cost of an acquisition, which is measured as the sum of the consideration transferred, valued at fair value at the acquisition date plus the amount of non-controlling interest; and
(ii)	the fair value of the identifiable assets acquired and the liabilities assumed of the acquiree.

Goodwill is included in the intangible assets item in the consolidated financial statement.

Goodwill is not subject to amortization, but it is annually tested for impairment. Impairment losses are not reverted once recorded. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. Goodwill impairment is recognized when the carrying amount exceeds its recoverable amount which derives from the fair value of the cash-generating unit. The fair value of the reporting unit is estimated using discounted cash flows techniques.

(b)    Trademarks and licenses

Trademarks and licenses acquired separately are initially valued at historical cost, while those acquired through a business combination are recognized at their estimated fair value at the acquisition date.

Intangible assets with a finite useful life are subsequently carried at cost less accumulated depreciation and / impairment losses, if any. These assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Trademarks acquired by the Group have been classified as intangible assets with an indefinite useful life. The main factors considered for this classification include the years in which they have been in service and their recognition among industry customers.

Intangible assets with an indefinite useful life are those that arise from contracts or other legal rights that can be renewed without a significant cost and for which, based on an analysis of all the relevant factors, there is no foreseeable limit of the period over which the asset is expected to generate net cash flows for the Group. These intangible assets are not amortized, but are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired, either individually or at the level of the cash generating unit. The categorization of the indefinite useful life is reviewed annually to confirm if it is still applicable.

(c)    Software

Costs related to software maintenance are recognized as an expense as incurred. Development, acquisition or implementation costs which are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets.

The development, acquisition or implementation costs initially recognized as expenses for a period are not subsequently recognized as the cost of the intangible asset. The costs incurred in the development, acquisition or implementation of software, recognized as intangible assets, are amortized by applying the straight-line method over their estimated useful lives, in a term that does not exceed five years.

Assets held for sale

The assets, or groups of assets, with some directly associated liabilities, classified as held for sale in accordance with the provisions of IFRS 5 "Non-current assets held for sale and discontinued operations" will be disclosed separately from the rest of assets and liabilities.

An asset may be classified as held for sale if its carrying amount will be recovered primarily through a sale transaction, rather than through its continued use, and a sale is considered highly probable.

To apply the above classification, an asset must meet the following conditions:

●	It must be available for immediate sale in its current conditions;
●	Management must be committed to a plan to sell the asset and have started an active program to locate a buyer and complete the plan;
●	the asset must be actively marketed for sale at a reasonable price, in relation to its current fair value;
●	the sale must be expected to be completed within 12 months from the reclassification date;
●	it is unlikely that the plan will be significantly changed or withdrawn.

The assets, or groups of assets, possibly with some directly associated liabilities, classified as held for sale in accordance with the provisions of IFRS 5 "Non-current assets held for sale and discontinued operations", are measured at the lower of their carrying amount and fair value less costs to sell.

The Group will not depreciate the asset while classified as held for sale.

The balances of financial instruments, deferred taxes and investment properties classified as held for sale are not subject to the valuation methods detailed above.

Impairment of non-financial assets

Assets with an indefinite useful life are not subject to amortization but are tested annually for impairment  or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or, at least, on an annual basis.

Impairment losses are recognized when the carrying amount exceeds its recoverable amount. The recoverable amount of an asset is the higher of an asset’s fair value less costs of disposal and value in use. For purposes of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or group of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Trust Assets	Assets held by the Group in its Trustee role, are not included in the Consolidated Financial Statements. Commissions and fees earned from trust activities are included in Service fee income.
Offsetting

Financial assets and liabilities are offset and the net amount reported in the consolidated financial statement where the Group has a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously.

Financing received from the Argentine Central Bank and other Financial Institutions

The amounts owed to other financial institutions are recorded at the time the bank disburses the proceeds to the Group. Non-derivative financial liabilities are measured at amortized cost.

In the event that the Group repurchases its own debt, it is eliminated from the consolidated financial statements and the difference between the residual value of the financial liability and the amount paid is recognized as a financial income or expense.

Provisions / Contingencies

A provision will be recognized when:

●	an entity has a present obligation (legal or implicit) as a result of past event;
●	it is probable that an outflow of resources embodying future economic benefits will be required to settle the obligation; and
●	the amount can be reliably estimated.

An Entity will be deemed to have an implicit obligation where (a) the Group has assumed certain responsibilities as a consequence of past practices or public policies and (b) as a result, the Group has created an expectation that it will discharge those responsibilities

The Group recognizes the following provisions:

For labor, civil and commercial lawsuits: provisions are calculated based on lawyers’ reports about the status of the proceedings and the estimate about the potential losses to be afforded by the Group, as well as on the basis of  past experience in this type of claims.

For miscellaneous risks: These provisions are set up to address contingencies that may trigger obligations for the Group. In estimating the provision amounts, the Group evaluates the likelihood of occurrence taking into consideration the opinion of its legal and professional advisors.

Other contingent liabilities are: i) possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the Group; or ii) present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Other contingent liabilities are not recognized. Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

The Group does not account for positive contingencies, other than those arising from deferred taxes and those contingencies whose occurrence is virtually certain.

As of the date of these consolidated financial statements, the Group’s management believes there are no elements leading to determine the existence of contingencies that might be materialized and have a negative impact on these consolidated financial statements other than those disclosed in Note 17.

Other non-financial liabilities	Non-financial accounts payable are accrued when the counterparty has fulfilled its contractual obligations and are measured at amortized cost.
Employee benefits

The Group approved a long-term incentive plan for members of senior management and the Board of Directors, in which participants will be entitled to receive cash payments over time if certain performance targets are met.

In addition, provisions related to pre-retirement plans and seniority awards benefits are recognized. Liabilities related to this plan are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period, using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognised in profit or loss.

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value

Debt Securities

Subordinated and unsubordinated Debt Securities issued by the Group are measured at amortized cost. Where the group buys back its own negotiable obligations, such obligations will be derecognized from the Consolidated Financial Statements and the difference between the residual value of the financial liability and the amount paid will be recognized as financial income or expenses.

Assets and liabilities derived from insurance contracts

The Group applies IFRS 4 “Insurance Contracts” in order to recognize and measure the assets and liabilities derived from insurance contracts.

Assets derived from insurance contracts

An insurance contract is a contract under which the Group (the insurer) accepts significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder.

Once a contract has been classified as an insurance contract, it remains an insurance contract for the rest of its term, even if the insurance risk is significantly reduced during this period, unless all rights and obligations are extinguished or expired.

The insurance contracts offered by the Group include property insurance that covers combined family insurance, theft and similar risks, property damage, personal accidents, among other risks. They also include temporary life insurance contracts.

Total premiums are recognized on the date of issuance of the policy as an account receivable. At the same time, a reserve for unearned premiums representing premiums for risks that have not yet expired is recorded as a liability. Unearned premiums are recognized as income during the contract period, which is also the coverage and risk period. The book value of insurance accounts receivable is reviewed for impairment whenever events or circumstances indicate that the book value may not be recoverable. The impairment loss is recorded in the income statement.

Liabilities derived from insurance contracts

Debt with insured

The insurance claims reserves represent debts with insured people for claims reported to the company and an estimate of the claims that have already been incurred but that have not yet been reported to the company (IBNR). The reported claims are adjusted on the basis of technical reports received from independent appraisers.

Debts with reinsurers and co-insurers

The Group mitigates the risk for some of its insurance businesses through co-insurance or reinsurance contracts in other companies. In the case of co-insurance, the Group associates with another company to cover a risk assuming only a percentage of it and also the premium. In reinsurance, the risk is transferred to another insurance company both proportionally (as a percentage of the risk) and not proportionally (excess loss is covered above a certain limit). The reinsurance agreements assigned do not exempt the Group from its obligations to the insured.

Coinsurance and reinsurance liabilities represent balances owed under the same conditions and the amounts payable are estimated in a manner consistent with the contract that gave rise to them.

Debts with producers

They represent liabilities with insurance agents originated in the commissions for the insurance operations that they originate for the Group companies. The balances of the current accounts with these entities are also included.

Technical commitments

The current risk reserve regularizes the premiums to be collected based on the incurred but not reported risks.

Capital Stock and Capital Adjustments

Accounts included in this item are expressed in terms of the measuring unit current as of December 31, 2021 as described in Note 1.1.2, except from the item “Capital Stock”, which has been held at nominal value.

Common shares are recognized in shareholders´ equity and carried at nominal value.

Reserves and Dividend distribution

Pursuant to provisions set by the Argentine Corporations law, the Group and its subsidiaries, other than Banco Supervielle and Cordial Compañía Financiera, are required to appropriate 5% of the net income for the fiscal year to the legal reserve until such reserve is equal to 20% of Capital stock, plus the balance of the Capital Adjustment account.

As concerns Banco Supervielle and Cordial Compañía Financiera, according to the regulations set forth by the Argentine Central Bank, 20% of net income for the fiscal year, net of previous years’ adjustments, if any, is required to be appropriated to the legal reserve. Notwithstanding the aforementioned, in appropriating amounts to other reserves, Financial Institutions are required to comply with the provisions laid down by the Argentine Central Bank in the revised text on distribution of dividends described in Note 25.

The distribution of dividends to the Group’s shareholders is recognized as a liability in the consolidated financial statements for the fiscal year in which dividends are approved by the Group’s Shareholders.

Revenue Recognition

Financial income and expense is recognized in respect of all debt instruments in accordance with the effective interest rate method, pursuant to which all gains and losses which are an integral part of the transaction effective interest rate are deferred.

The results that are included within the effective rate include expenditures or income related to the creation or acquisition of a financial asset or liability, such as compensation received for the analysis of the client's financial condition, negotiation of the terms of the instrument, the preparation and processing of the documents necessary to conclude the transaction and the compensations received for the granting of credit agreements that are expected to be used by the client. The Group records all its non-derivative financial liabilities at amortized cost, except those included in the caption "Liabilities at fair value through profit or loss", which are measured at fair value.

It should be noted that the commissions that the Group receives for the origination of syndicated loans are not part of the effective rate of the product, being these recognized in the Income Statement at the time the service is provided, as long as the Group does not withhold part of it or this is kept in the same conditions as the rest of the participants. The commissions received by the Group for the negotiations in the transactions of a third party are not part of the effective rate either, these being recognized at the time  the services is provided.

IFRS 15 establishes the principles that an entity must apply to account for income and cash flows from contracts for the sale of goods or services to its customers.

The Group's income from services is recognized in the income statement as performance obligations are fulfilled, part of the consideration received is allocated to the customer loyalty programs described below. Consideration is allocated based on the relative standalone selling prices for services rendered and points granted.

Below is a summary of the main commissions earned by the Bank:

Commission	Frecuency of revenue recognition
Account maintenance	Monthly
Safe deposit boxes	Semi-annual
Issuing Bank	Event driven
Credit Card renewal	Annual
Check management	Event driven

Income from investment property rentals is recognized in the consolidated statement of comprehensive income based on the straight-line method over the term of the lease, in accordance with the provisions of note 1.14.

Income tax

Income Tax

Income tax expense for the year includes current and deferred tax. Income tax is recognized in the consolidated income statements, except for items required to be recognized directly in other comprehensive income. In this case, the income tax liability related to such items is also recognized in such statement.

Current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted as of the date of the Statement of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically assesses the position assumed in tax returns in connection with circumstances in which the tax regulation is subject to interpretation. The Group sets up provisions in respect of the amounts expected to be required to pay to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising from the carrying amount of assets and liabilities and their tax base. However, the deferred tax arising from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction does not affect income or loss for accounting or tax purposes, is not recorded. Deferred income tax is determined using tax rates (and laws) enacted as of the date of the consolidated financial statements and that are expected to be applicable when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred income tax assets are recognized only to the extent future tax benefits are likely to arise against which the temporary differences can be offset.

The Group recognizes a deferred tax liability for taxable temporary differences related to investments in subsidiaries and affiliates, except that the following two conditions are met:

●	the Group controls the timing on which temporary differences will be reversed; and
●	such temporary differences are not likely to be reversed in the foreseeable future.

Deferred income tax assets and liabilities are offset when a legal right exists to offset current tax assets against current tax liabilities and to the extent such balances are related to the same tax authority of the Group or its subsidiaries, where tax balances are intended to be, and may be, settled on a net basis.

Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the Group’s shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share are calculated by dividing the net income for the year by the weighted average number of common shares issued and dilutive potential common shares at year end. Since the Company has no dilutive potential common shares outstanding, there are no dilutive earnings per share amounts.